Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.7%
		Australia—5.0%
210,000		DEXUS	$1,189,411
100,000		Independence Group NL	886,466
175,000		Orica Ltd.	1,904,366
260,000		Santos Ltd.	1,222,674
335,000		Steadfast Group Ltd.	1,313,376
160,000		Treasury Wine Estates Ltd.	1,504,946
		TOTAL	8,021,239
		Austria—0.7%
17,800		BAWAG Group AG	1,108,463
		Brazil—2.2%
1,000	[1]	Mercadolibre, Inc.	1,220,000
335,000		Totvs SA	1,746,201
65,000		Vinci Partners Investments Ltd.	650,000
		TOTAL	3,616,201
		Canada—8.9%
30,000		Allied Properties REIT	629,242
100,000	[1]	CAE, Inc.	2,255,039
50,000		Cameco Corp.	1,366,801
25,000		Dollarama, Inc.	1,444,119
100,000	[1]	Fusion Pharmaceuticals Inc.	442,000
10,500	[1]	Kinaxis, Inc.	1,220,216
25,000	[1]	Lightspeed Commerce, Inc.	382,191
130,000		Pason Systems, Inc.	1,386,222
50,000		The North West Company Fund	1,296,446
10,000		TMX Group, Inc.	997,215
32,000		Tourmaline Oil Corp.	1,402,418
200,000		Whitecap Resources, Inc.	1,533,162
		TOTAL	14,355,071
		Cayman Islands—0.6%
60,000		Patria Investments Ltd.	951,600
		Denmark—0.4%
1,800	[1]	Genmab A/S	676,972
		Faeroe Islands—0.7%
18,000		Bakkafrost P/F	1,181,582
		Finland—1.8%
165,000		Metso Outotec Ojy	1,757,317
25,000		Neste Oyj	1,204,546
		TOTAL	2,961,863
		France—10.5%
60,000	[1]	Accor SA	1,996,027
59,000		Alstom SA	1,732,360
7,000		Capgemini SE	1,314,899
30,000		Edenred	1,691,108
9,000		Gecina SA	1,037,635
41,000	[1]	JCDecaux SE	938,295
12,000		Nexans SA	1,157,982

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
35,000	[1]	Renault SA	$1,570,817
55,000		Rubis SCA	1,518,161
45,000		Scor SA	1,105,581
30,000		STMicroelectronics NV	1,437,867
5,300		Teleperformance	1,375,686
		TOTAL	16,876,418
		Germany—5.3%
20,000		CTS Eventim AG	1,315,685
70,000	[1]	FinTech Group AG	598,780
19,000		HeidelbergCement AG	1,308,753
4,500		MTU Aero Engines AG	1,087,468
9,500		Rheinmetall AG	2,416,508
65,000		Siemens Energy AG	1,303,179
25,000	[1]	SUSE SA	492,532
		TOTAL	8,522,905
		Hong Kong—0.8%
131,500		Techtronic Industries Co.	1,300,251
		Ireland—1.9%
7,000	[1]	ICON PLC	1,579,410
39,500		Smurfit Kappa Group PLC	1,474,329
		TOTAL	3,053,739
		Israel—0.7%
5,500	[1]	NICE Ltd., ADR	1,140,755
		Italy—3.1%
280,000		Banco BPM SpA	1,221,401
120,000		Davide Campari-Milano NV	1,344,345
25,000		Moncler SpA	1,523,291
120,000	[1]	Nexi SpA	968,151
		TOTAL	5,057,188
		Japan—15.3%
45,000		Aisin Seiki Co.	1,230,277
33,000		Azbil Corp.	856,093
17,400		Daifuku Co.	946,907
2,700		Disco Corp.	846,563
21,000		Horiba Ltd.	1,119,572
1,720		Japan Hotel REIT Investment Corp.	972,283
42,200		Kanamoto Co. Ltd.	702,590
12,600		Kusuri No Aoki Holdings Co. Ltd.	646,058
220	[2]	Mitsubishi Estate Logistics	651,142
56,000		Nabtesco Corp.	1,447,520
450		Nippon Prologis REIT, Inc.	961,951
80,000		Nippon Sanso Holdings Corp.	1,423,686
8,000		Nitori Holdings Co., Ltd.	903,349
50,000		Pan Pacific International Holdings Corp.	912,001
38,000	[1]	Park 24 Co. Ltd.	554,040
300,000		Resona Holdings, Inc.	1,652,325
9,000		Rohm Co. Ltd.	692,607
25,000		Roland Corp.	721,563
30,000		Shoei Co. Ltd.	1,189,676
70,000		Simplex Holdings, Inc.	1,171,039

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
20,000		Sompo Japan Nipponkoa Holdings, Inc.	$855,726
30,000		Technopro Holdings, Inc.	765,247
125,000		Topcon Corp.	1,643,939
58,000		Toyo Tire & Rubber Co. Ltd.	686,612
28,000		Yamaha Corp.	1,063,010
		TOTAL	24,615,776
		Luxembourg—0.8%
19,000		Eurofins Scientific SE	1,324,623
		Mexico—3.6%
600,000		Becle SA de CV	1,455,360
200,000		Fomento Economico Mexicano, SA de C.V.	1,841,882
130,000		Grupo Aeroportuario del Pacifico SA, Class B	2,466,139
		TOTAL	5,763,381
		Netherlands—4.0%
17,000		Akzo Nobel NV	1,242,625
2,700	[1]	Argenx SE, ADR	988,254
3,500		ASM International NV	1,192,605
16,000		Euronext NV	1,169,394
5,600		IMCD Group NV	885,481
24,500		NN Group NV	991,559
		TOTAL	6,469,918
		New Zealand—0.4%
12,500	[1]	Xero Ltd.	653,050
		Norway—1.3%
130,000		Norsk Hydro ASA	945,185
93,000		Subsea 7 SA	1,203,150
		TOTAL	2,148,335
		Poland—0.7%
14,000	[1]	Dino Polska SA	1,169,082
		South Africa—0.7%
33,000		Anglo American PLC	1,143,399
		South Korea—1.3%
13,000	[1]	Delivery Hero SE	525,014
45,000		Hana Financial Holdings	1,541,823
		TOTAL	2,066,837
		Spain—3.1%
25,000		Cellnex Telecom SA	938,647
85,000		Cia de Distribucion Integral Logista Holdings SA	2,052,617
23,000		Corporacion Acciona Energias Renovables SA	890,502
830,000		Unicaja Banco SA	1,060,855
		TOTAL	4,942,621
		Sweden—1.9%
15,000		Evolution AB	1,812,058
42,000	[1]	Swedish Orphan Biovitrum AB	966,733
100,000	[1,2]	Vimian Group AB	231,962
		TOTAL	3,010,753
		Switzerland—3.5%
34,700		Adecco Group AG	1,231,643
21,500		Julius Baer Gruppe AG	1,420,654
3,150		Lonza Group AG	1,869,452

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—continued
2,700		Tecan AG	$1,090,049
		TOTAL	5,611,798
		Thailand—0.9%
700,000		Central Pattana PCL, GDR	1,390,899
		United Arab Emirates—0.6%
280,000	[1]	Network International Holdings Ltd.	955,179
		United Kingdom—14.3%
65,000		Allfunds UK Ltd.	566,542
28,300		Ashtead Group PLC	1,871,395
150,000		Britvic	1,496,947
50,000		Burberry Group PLC	1,480,103
11,000		Croda International PLC	866,585
28,000		Dechra Pharmaceutical PLC	918,903
200,000		Domino's Pizza Group PLC	689,004
55,000	[1]	Entain PLC	897,193
130,000		IMI PLC	2,432,479
23,800	[2]	InterContinental Hotels Group PLC, ADR	1,638,868
70,000		Intermediate Capital Group PLC	1,176,703
125,000		Manchester United PLC- CL A	2,593,750
900,000		Melrose Industries PLC	1,618,482
325,000	[1]	SSP Group PLC	1,013,109
85,000		St. James's Place Capital PLC	1,307,423
60,000		TechnipFMC PLC	917,400
140,000		Unite Group PLC	1,652,160
		TOTAL	23,137,046
		United States—0.7%
8,000		Ferguson PLC	1,146,774
		TOTAL COMMON STOCKS (IDENTIFIED COST $131,603,838)	154,373,718
		INVESTMENT COMPANIES—4.7%
2,320,782		Federated Hermes Government Obligations Fund, Premier Shares, 4.44%[3]	2,320,782
5,314,737		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[3]	5,314,737
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,632,070)	7,635,519
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $139,235,908)	162,009,237
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(686,176)
		TOTAL NET ASSETS—100%	$161,323,061

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended February 28, 2023, were as follows:
Fusion Pharmaceuticals, Inc.
Health Care
Value as of 11/30/2022	$227,000
Purchases at Cost	—
Proceeds from Sales	—
Change in Unrealized Appreciation/Depreciation	215,000
Net Realized Gain/(Loss)	—
Value as of 02/28/2023	$442,000
Shares Held as of 02/28/2023	100,000
Dividend Income	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2022	$3,291,854	$10,416,722	$13,708,576
Purchases at Cost	8,340,803	12,510,736	20,851,539
Proceeds from Sales	(9,311,875)	(17,615,409)	(26,927,284)
Change in Unrealized Appreciation/Depreciation	$—	$1,203	$1,203
Net Realized Gain/(Loss)	$—	$1,485	$1,485
Value as of 2/28/2023	$2,320,782	$5,314,737	$7,635,519
Shares Held as of 2/28/2023	2,320,782	5,314,737	7,635,519
Dividend Income	$20,122	$83,080	$103,202
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

Non-income-producing security.

All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of February 28, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities on Loan	Collateral Received
$2,242,909	$2,320,782

7-day net yield.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Corp. (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Director’s oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$33,544,689	$120,829,029	$—	$154,373,718
Investment Companies	7,635,519	—	—	7,635,519
TOTAL SECURITIES	$41,180,208	$120,829,029	$—	$162,009,237
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust